[Aetna Letterhead]                             Aetna Inc.
[Aetna Logo]                                   151 Farmington Avenue
                                               Hartford, CT 06156-3124



                                               Ellen Valvo
                                               Paralegal
                                               Law Division, SH11
March 1, 1999                                  Investments & Financial Services
                                               (860) 275-2166
                                               Fax:  (860) 275-2158


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filing Desk

Re:  Aetna Series Fund, Inc.
     Files Nos. 33-41694 and 811-6352
     Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), this is to certify that the Class A, Class B and Class C Prospectus, the Class I Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 30 of Aetna Series Fund, Inc. (the "Fund") that would be filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 30 to the Fund's Registration Statement on Form N-1A ("Amendment No. 30"), effective March 1, 1999. The text of Amendment No. 30 has been filed electronically.

If you have any questions regarding this submission, please contact the undersigned at (860) 275-2166.

Sincerely,

/s/ Ellen Valvo

Ellen Valvo